UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA BALANCED STRATEGY FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                     USAA BALANCED
                           STRATEGY Fund

                               [GRAPHIC OF USAA BALANCED STRATEGY FUND]

             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
             MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

    Distributions to Shareholders                                        14

    Independent Auditors' Report                                         15

    Portfolio of Investments                                             16

    Notes to Portfolio of Investments                                    28

    Financial Statements                                                 30

    Notes to Financial Statements                                        33

DIRECTORS' INFORMATION                                                   45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                    ... ADHERE TO YOUR ASSET ALLOCATION

[PHOTO OF CHRISTOPHER W. CLAUS]       AND DIVERSIFICATION STRATEGY - AND

                                        WORK WITH SKILLED PROFESSIONALS

                                                WHO CAN HELP ....

                                                     "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                         5/31/03                  5/31/02
--------------------------------------------------------------------------------
  Net Assets                          $350.8 Million           $327.6 Million
  Net Asset Value Per Share               $13.35                   $14.20

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03
--------------------------------------------------------------------------------
   1 YEAR                  5 YEARS               SINCE INCEPTION ON 9/1/95
   -2.71%                   4.45%                         8.21%


                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA BALANCED   LEHMAN BROTHERS     LIPPER         LIPPER
                              RUSSELL 3000     STRATEGY      U.S. AGGREGATE     BALANCED       BALANCED
             S&P 500 INDEX       INDEX           FUND          BOND INDEX      FUNDS INDEX   FUNDS AVERAGE
             -------------    ------------   -------------   ---------------   -----------   -------------
08/31/95       $10000.00       $10000.00       $10000.00        $10000.00       $10000.00      $10000.00
09/30/95        10421.78        10387.49        10040.00         10097.29        10238.83       10229.94
10/31/95        10384.54        10297.79         9870.00         10228.60        10212.88       10215.74
11/30/95        10839.89        10754.50        10060.00         10381.87        10530.28       10533.12
12/31/95        11048.70        10930.17        10324.29         10527.57        10696.02       10688.82
01/31/96        11424.31        11247.42        10334.38         10597.48        10889.09       10888.50
02/29/96        11530.59        11413.33        10304.13         10413.27        10894.34       10915.26
03/31/96        11641.60        11528.06        10515.68         10340.89        10935.43       10951.53
04/30/96        11813.08        11746.65        10586.67         10282.73        11007.82       11047.33
05/31/96        12117.22        12047.26        10637.37         10261.85        11120.63       11188.63
06/30/96        12163.41        12008.36        10648.38         10399.66        11157.30       11206.73
07/31/96        11626.33        11379.75        10300.92         10428.12        10870.17       10900.37
08/31/96        11871.94        11724.97        10546.18         10410.64        11041.82       11092.08
09/30/96        12539.53        12363.10        10975.62         10592.07        11451.38       11511.31
10/31/96        12885.24        12589.10        11233.02         10826.70        11693.67       11736.70
11/30/96        13858.35        13477.10        11734.44         11012.14        12238.63       12275.04
12/31/96        13583.83        13314.78        11713.31         10909.75        12092.06       12141.58
01/31/97        14432.02        14051.60        12004.58         10943.16        12465.99       12504.57
02/28/97        14545.33        14066.96        12077.40         10970.38        12512.26       12522.13
03/31/97        13948.79        13430.42        11868.62         10848.81        12148.59       12153.40
04/30/97        14780.78        14091.98        12120.03         11011.21        12513.80       12513.11
05/31/97        15684.44        15054.44        12685.70         11115.31        13026.25       13059.15
06/30/97        16381.71        15680.29        13031.61         11247.24        13458.04       13460.75
07/31/97        17684.86        16909.54        13705.37         11550.54        14224.61       14237.05
08/31/97        16694.86        16223.71        13417.40         11452.02        13773.71       13848.63
09/30/97        17608.66        17143.65        13854.99         11620.91        14322.73       14391.71
10/31/97        17021.24        16567.81        13575.74         11789.50        14061.93       14161.14
11/30/97        17808.54        17202.16        13822.77         11843.79        14320.23       14414.20
12/31/97        18114.16        17546.73        13944.80         11963.04        14546.47       14628.02
01/31/98        18314.32        17637.67        13922.91         12116.62        14649.84       14720.00
02/28/98        19634.46        18899.38        14481.14         12107.49        15231.47       15339.05
03/31/98        20639.11        19836.05        14919.09         12149.10        15697.21       15779.30
04/30/98        20850.45        20031.08        14985.15         12212.51        15807.16       15888.25
05/31/98        20492.56        19536.77        14820.00         12328.36        15647.34       15712.19
06/30/98        21324.34        20197.37        14828.06         12432.91        15935.89       15964.41
07/31/98        21098.98        19830.64        14304.70         12459.36        15749.20       15754.67
08/31/98        18050.67        16792.85        12902.28         12662.13        14392.39       14360.61
09/30/98        19208.01        17938.37        13113.85         12958.63        15013.59       14985.29
10/31/98        20768.00        19300.01        13836.75         12890.11        15575.27       15617.44
11/30/98        22026.19        20480.43        14548.35         12963.27        16145.37       16222.17
12/31/98        23294.62        21782.13        15156.72         13002.24        16741.02       16809.83
01/31/99        24268.35        22522.11        15701.28         13095.04        17008.72       17101.90
02/28/99        23514.23        21724.36        15349.59         12866.45        16599.88       16638.64
03/31/99        24454.76        22521.48        16052.52         12937.75        17009.63       17052.74
04/30/99        25401.75        23538.06        16291.43         12978.73        17566.78       17561.77
05/31/99        24802.58        23090.70        15950.13         12865.05        17295.91       17310.43
06/30/99        26175.30        24257.61        16725.61         12824.07        17774.11       17810.99
07/31/99        25361.55        23522.07        16417.15         12769.47        17441.69       17455.96
08/31/99        25236.00        23254.61        16382.88         12762.97        17258.68       17235.07
09/30/99        24545.03        22660.24        16120.26         12911.14        17037.56       17007.04
10/31/99        26097.59        24081.63        16854.56         12958.78        17530.87       17518.49
11/30/99        26628.07        24755.59        17221.71         12957.85        17719.50       17746.00
12/31/99        28194.22        26335.19        18021.46         12895.37        18243.80       18314.59
01/31/00        26777.84        25302.82        17549.03         12853.14        17785.48       17817.93
02/29/00        26271.48        25537.35        17514.47         13008.59        17742.64       17854.07
03/31/00        28839.93        27537.91        18493.42         13179.96        18787.31       18851.36
04/30/00        27972.57        26567.46        17961.40         13142.22        18443.01       18475.79
05/31/00        27399.13        25821.27        17649.13         13136.18        18269.48       18223.18
06/30/00        28073.92        26585.78        18042.66         13409.48        18561.08       18600.26
07/31/00        27635.40        26115.87        17826.03         13531.20        18510.50       18551.99
08/31/00        29350.99        28052.68        18523.41         13727.32        19336.74       19443.37
09/30/00        27801.85        26782.52        17900.05         13813.63        18929.79       18958.44
10/31/00        27683.73        26401.18        17715.51         13905.04        18913.05       18881.73
11/30/00        25502.93        23967.74        16891.25         14132.40        18226.52       18103.18
12/31/00        25628.04        24370.52        17211.05         14394.56        18679.53       18543.04
01/31/01        26536.75        25204.21        18484.57         14629.96        19075.97       18976.46
02/28/01        24118.64        22901.35        18051.82         14757.41        18335.50       18115.39
03/31/01        22591.57        21408.50        17755.71         14831.49        17743.38       17462.07
04/30/01        24345.77        23125.36        18502.27         14769.93        18488.02       18224.94
05/31/01        24509.10        23311.09        18950.20         14859.02        18652.69       18360.56
06/30/01        23912.79        22881.26        18777.43         14915.17        18366.88       18103.14
07/31/01        23677.30        22504.16        19040.49         15248.63        18353.59       18074.75
08/31/01        22196.55        21175.60        18652.17         15423.25        17831.27       17514.60
09/30/01        20404.27        19307.38        17464.73         15602.97        16974.37       16561.04
10/31/01        20793.58        19756.59        17817.56         15929.47        17258.46       16916.60
11/30/01        22388.19        21278.30        18876.02         15709.85        17945.58       17616.95
12/31/01        22584.43        21578.22        19097.83         15610.09        18075.00       17727.51
01/31/02        22255.03        21307.64        18925.42         15736.45        17916.47       17549.53
02/28/02        21825.74        20871.92        18567.34         15888.95        17794.73       17359.67
03/31/02        22646.69        21787.05        19098.35         15624.62        18183.81       17737.90
04/30/02        21274.28        20644.01        18791.60         15927.62        17747.44       17306.51
05/31/02        21118.10        20404.83        18938.31         16062.95        17739.16       17227.54
06/30/02        19614.38        18936.00        17872.18         16201.84        16982.39       16438.92
07/31/02        18085.80        17430.53        16999.38         16397.34        16111.99       15639.37
08/31/02        18204.20        17512.87        17173.94         16674.20        16277.29       15797.10
09/30/02        16227.74        15672.78        16406.97         16944.24        15305.47       14860.06
10/31/02        17654.48        16920.75        16947.12         16867.06        15943.47       15432.84
11/30/02        18692.59        17944.65        17689.82         16862.58        16590.27       16006.32
12/31/02        17595.00        16930.14        17167.90         17210.89        16143.07       15554.25
01/31/03        17134.96        16515.88        16852.01         17225.58        15901.25       15323.69
02/28/03        16877.48        16244.16        16783.34         17463.93        15782.00       15219.83
03/31/03        17040.89        16414.98        16755.87         17450.47        15846.41       15283.60
04/30/03        18443.90        17755.40        17566.20         17594.46        16703.95       16097.38
05/31/03        19414.73        18827.19        18424.40         17922.51        17442.75       16824.40

                                  [END CHART]

                 DATA SINCE INCEPTION ON 9/1/95 THROUGH 5/31/03.

                 THE RUSSELL 3000 INDEX REPLACED THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS PROVIDES A MORE APPROPRIATE COMPARISON FOR THE STOCK PORTION OF THE FUND, WHICH FOCUSES ON MULTI-CAP (SMALL-, MID-, AND LARGE-CAP) GROWTH AND VALUE STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lehman Brothers U.S. Aggregate Bond Index, covers the U.S. investment grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average, an average of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA                   MARGARET "DIDI" WEINBLATT, Ph.D., CFA
   Wellington Management Company, LLP         USAA Investment Management Company
   (Stocks)                                   (Bonds)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Balanced Strategy Fund had a total return of -2.71% for the year ended May 31, 2003. This compares to a -2.28% return for the average fund in the Lipper Balanced Funds category, -8.07% for the S&P 500 Index, -7.73% for the Russell 3000 Index, and 11.58% for the Lehman Brothers U.S. Aggregate Bond Index.

                    [LOGO OF LIPPER LEADER]      [LOGO OF LIPPER LEADER]
                         TOTAL RETURN               CONSISTENT RETURN

                 Lipper named the Fund a Lipper Leader for total return and consistent return within the Lipper Balanced Funds category for the three-year period ending May 31, 2003.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MAY 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                          * * * *

                   THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE MODERATE ALLOCATION FUNDS CATEGORY (598 FUNDS IN CATEGORY) FOR THE PERIOD ENDING
                                        MAY 31, 2003.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 We began the period with roughly 55% of assets in stocks and 45% in fixed-income securities. In late September 2002, and again in early October 2002, we took steps to increase the Fund's allocation to stocks to above 60% of assets. In April 2003, we slightly reduced the stock allocation back to just above 60%.

WHAT WAS THE REASONING BEHIND THESE SHIFTS?

                 In the fall, following a 12-month period in which long-term government bonds had outperformed stocks by approximately 35%, we took a more positive view about the prospects for economic recovery, corporate profits and, therefore, stock prices. Additionally, the market gave us classic technical signals that a shift could be

                 THE USAA BALANCED STRATEGY FUND IN LIPPER'S BALANCED FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 412 FUNDS, FOR 5 YEARS AMONG 339 FUNDS, AND FOR 10 YEARS AMONG 98 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 381 FUNDS, FOR 5 YEARS AMONG 318 FUNDS, AND FOR 10 YEARS AMONG 63 FUNDS FOR CONSISTENT RETURN. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA BALANCED STRATEGY FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MODERATE ALLOCATION FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 5/31/03: 598 FUNDS IN THE LAST THREE YEARS AND 469 FUNDS IN THE LAST FIVE YEARS. WITH RESPECT TO THE MODERATE ALLOCATION FUNDS, THE USAA BALANCED STRATEGY FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR THE THREE- AND FIVE-YEAR PERIODS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 under way from a cyclical bear market to a cyclical bull market. By April 2003, with the economy still sluggish and the war creating uncertainty about economic prospects, we felt it was prudent to take a slightly more conservative approach until the impact of the war on the economy became clearer.

                 We've since seen several positive developments that give us confidence in the economy. These include strong returns from stocks, a weak dollar that helps manufacturers, a narrowing of credit spreads that helps borrowers raise capital, the stimulative effect of the recent tax cuts, and post-war economic data reflecting positive economic growth. Together, these developments lead us to believe that economic growth will pick up moderately over the next couple of quarters. We also finally got the signals we had been expecting to confirm our belief in a shift to a cyclical bull market.

HOW DID YOU MANAGE THE U.S. STOCK PORTION OF THE FUND?

                 While the stock portion of the Fund at times took on a somewhat defensive posture, by the end of the reporting year we had adjusted the portfolio in anticipation of improving economic developments. Among the areas of strength during the reporting year was information technology, where we were overweight and counted Hewlett-Packard Co. and IBM Corp. among our top contributors to performance. We benefited from strong stock selection in financials, led by our holdings in Citigroup, Inc. and Legg Mason, Inc. An overweight position in energy also helped performance, spurred by strong stock selection within the sector. We were held back by stock selection in the consumer staples sector, with Kimberly-Clark Corp. and Safeway, Inc. detracting from performance, and health care, as holdings Baxter and HCA, Inc. underperformed. Additionally, our underweight position in telecommunications proved detrimental, because this group performed second best, behind technology.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-27.

                 KIMBERLY-CLARK CORP. AND BAXTER WERE SOLD OUT OF THE PORTFOLIO PRIOR TO MAY 31, 2003.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR OUTLOOK FOR THE U.S. STOCK MARKET?

                 The breadth of the recent gains is telling us that the worst of the three-year bear market is most likely behind us. Our biggest concerns are jobs and income. Low interest rates and tax cuts help, but people must have income in an economy where consumer spending represents 70% of activity. Our view is that unemployment and aggregate income must stabilize, and we expect to see sequential improvement in both by early next year. In this environment, we're controlling risk by avoiding companies with high debt levels and high fixed-cost structures and focusing on those that can deliver revenue growth despite slower overall economic growth. We are positive on the prospects for materials companies, believing they will benefit as the economy improves and demand for materials rises. We also have a good outlook for health care thanks to demographic trends, the use of technology, and advances in pharmaceuticals that save money by keeping people out of the hospital. We think the technology industry will continue to grow over time and be an engine for the economy.

WHAT ABOUT THE BOND PORTION OF THE FUND?

                 The bond portion of the Fund had strong performance and provided a positive return and outperformed our peer group averages. In light of the sluggish economy, interest rates continued to fall throughout the reporting year, and are now at 45-year lows. Such an environment resulted in a good year for those bonds with the highest interest-rate sensitivity (or duration) that could not be called or prepaid. Corporate bonds rallied sharply in the second half of the reporting year along with the stock market as investors took a more positive view and credit risk decreased. In this environment, the Fund benefited from our investment in corporate bonds and in Treasury inflation-protected securities (TIPS). TIPS are unique among fixed-income securities because their principal is indexed to inflation, so they protect against rising inflation while also giving us beneficial exposure to the Treasury market. In the face of deflation fears, we reduced our exposure to TIPS at the end of the reporting period to lock in profits after their strong performance run.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

                 The U.S. economy has yet to show signs that a sustainable recovery is under way, so we were not surprised that the Federal Reserve Board cut interest rates again in June. Given today's historically low rates and the stimulative effect of the government's monetary and fiscal (tax) policies, it's also important to maintain protection against rising interest rates. So we're attempting to strike the right balance while using our strong credit research and analysis capabilities to select and monitor individual corporate bonds for the Fund.

                 We will continue to work hard on your behalf, and thank you for the confidence you've placed in us.

                 HISTORICAL YIELD CURVE*

            [CHART OF HISTORICAL YIELD CURVE]

              5/31/02          5/30/03             CHANGE
             ---------        ---------           --------
3 MONTHS        1.720%          1.098%            -0.6226%
6 MONTHS        1.883           1.083             -0.7994
  2 YEAR        3.193           1.322             -1.8711
  3 YEAR        3.680           1.565             -2.1152
  5 YEAR        4.353           2.289             -2.0640
 10 YEAR        5.043           3.370             -1.6728
 30 YEAR        5.615           4.376             -1.2384

                       [END CHART]

                 * YIELD OF TREASURY BILLS, NOTES, AND BONDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)
----------------------------------------------------------

Microsoft Corp.                                      2.3%

Pfizer, Inc.                                         2.1%

Citigroup, Inc.                                      1.9%

General Electric Co.                                 1.7%

Exxon Mobil Corp.                                    1.6%

American International Group, Inc.                   1.5%

AOL Time Warner, Inc.                                1.2%

Wyeth                                                1.2%

Abbott Laboratories                                  1.1%

SBC Communications, Inc.                             1.1%
----------------------------------------------------------

                     ASSET ALLOCATION
                         5/31/03

             [PIE CHART OF ASSET ALLOCATION]

Corporate Obligations                               12.9%

Asset-Backed & Mortgage-Backed Securities            3.5%

U.S.Government Agency Issues                         4.3%

U.S.Government Agency Mortgage-Backed Securities    12.9%

Municipal Bond                                       0.3%

Money Market Instruments                             6.7%

Stocks                                              60.3%

                     [END PIE CHART]

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-27.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA BALANCED STRATEGY FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                 34.13% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA BALANCED STRATEGY FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Balanced Strategy Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Balanced Strategy Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                         /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

16

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              STOCKS (60.3%)

              ADVERTISING (0.6%)
   23,800     Catalina Marketing Corp. *                         $   443
   24,100     Omnicom Group, Inc.                                  1,683
                                                                 -------
                                                                   2,126
                                                                 -------

              AEROSPACE & DEFENSE (1.3%)
   50,200     Boeing Co.                                           1,539
   41,600     Lockheed Martin Corp.                                1,931
   13,300     United Technologies Corp.                              908
                                                                 -------
                                                                   4,378
                                                                 -------

              AIR FREIGHT & LOGISTICS (0.8%)
   47,400     EGL, Inc. *                                            742
   34,700     FedEx Corp.                                          2,220
                                                                 -------
                                                                   2,962
                                                                 -------

              AIRLINES (0.1%)
    7,900     JetBlue Airways Corp. *                                267
                                                                 -------

              ALUMINUM (0.6%)
   91,900     Alcoa, Inc.                                          2,262
                                                                 -------

              APPAREL, ACCESSORIES, & LUXURY GOODS (0.3%)
   26,300     Liz Claiborne, Inc.                                    891
                                                                 -------

              APPAREL RETAIL (0.7%)
   15,600     American Eagle Outfitters, Inc. *                      265
   35,600     Chico's FAS, Inc. *                                    762
   55,900     Gap, Inc.                                              950
   18,200     Pacific Sunwear of California, Inc. *                  409
                                                                 -------
                                                                   2,386
                                                                 -------

              APPLICATION SOFTWARE (0.8%)
   36,530     Cadence Design Systems, Inc. *                         508
   24,100     Intuit, Inc. *                                       1,111
   15,800     Manhattan Associates, Inc. *                           424
   32,400     Siebel Systems, Inc. *                                 304
   23,400     Verity, Inc. *                                         487
                                                                 -------
                                                                   2,834
                                                                 -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   34,500     Legg Mason, Inc.                                   $ 2,229
                                                                 -------

              BIOTECHNOLOGY (0.9%)
   63,700     Albany Molecular Research, Inc. *                      864
   15,100     Gilead Sciences, Inc. *                                796
   38,800     IDEC Pharmaceuticals Corp. *                         1,481
                                                                 -------
                                                                   3,141
                                                                 -------

              BROADCASTING & CABLE TV (1.1%)
   97,400     Comcast Corp. "A" *                                  2,807
   33,300     Univision Communications, Inc. "A" *                   994
                                                                 -------
                                                                   3,801
                                                                 -------

              BUILDING PRODUCTS (0.5%)
   69,000     Masco Corp.                                          1,697
                                                                 -------

              CASINOS & GAMING (0.1%)
    5,300     International Game Technology, Inc. *                  467
                                                                 -------

              CATALOG RETAIL (0.5%)
   41,500     USA Interactive, Inc. *                              1,596
                                                                 -------

              COMMUNICATIONS EQUIPMENT (0.9%)
  201,200     Cisco Systems, Inc. *                                3,276
                                                                 -------

              COMPUTER & ELECTRONIC RETAIL (0.1%)
    5,600     CDW Computer Centers, Inc. *                           228
                                                                 -------

              COMPUTER HARDWARE (1.8%)
  150,800     Hewlett-Packard Co.                                  2,941
   39,200     IBM Corp.                                            3,451
                                                                 -------
                                                                   6,392
                                                                 -------

              CONSUMER FINANCE (0.5%)
   17,500     Countrywide Credit Financial Corp.                   1,289
   59,300     Providian Financial Corp. *                            536
                                                                 -------
                                                                   1,825
                                                                 -------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   22,800     Automatic Data Processing, Inc.                    $   796
   17,000     CheckFree Corp. *                                      416
   88,100     SunGard Data Systems, Inc. *                         2,026
                                                                 -------
                                                                   3,238
                                                                 -------

              DISTILLERS & VINTNERS (0.3%)
   33,800     Constellation Brands, Inc. "A" *                       932
                                                                 -------

              DIVERSIFIED BANKS (2.4%)
   42,900     Bank of America Corp.                                3,183
   71,100     Bank One Corp.                                       2,656
   64,500     Wachovia Corp.                                       2,592
                                                                 -------
                                                                   8,431
                                                                 -------

              DIVERSIFIED CHEMICALS (0.5%)
   54,700     Dow Chemical Co.                                     1,739
                                                                 -------

              DIVERSIFIED COMMERCIAL SERVICES (0.1%)
   21,500     ARAMARK Corp. "B" *                                    451
                                                                 -------

              DRUG RETAIL (0.4%)
   48,700     CVS Corp.                                            1,271
                                                                 -------

              ELECTRIC UTILITIES (1.2%)
   19,200     CINergy Corp.                                          729
   34,400     Exelon Corp.                                         1,971
   20,000     FPL Group, Inc.                                      1,329
                                                                 -------
                                                                   4,029
                                                                 -------

              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
  102,300     Sanmina-SCI Corp. *                                    585
   25,400     Waters Corp. *                                         721
                                                                 -------
                                                                   1,306
                                                                 -------

              ENVIRONMENTAL SERVICES (0.6%)
   82,900     Waste Management, Inc.                               2,111
                                                                 -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              FOOD RETAIL (0.1%)
   17,700     Safeway, Inc. *                                    $   333
                                                                 -------

              GENERAL MERCHANDISE STORES (0.2%)
   16,300     Target Corp.                                           597
                                                                 -------

              HEALTH CARE DISTRIBUTORS (0.5%)
   12,500     Cardinal Health, Inc.                                  721
   10,100     Henry Schein, Inc. *                                   497
   16,300     Laboratory Corp. of America Holdings *                 524
                                                                 -------
                                                                   1,742
                                                                 -------

              HEALTH CARE EQUIPMENT (0.4%)
    4,600     Diagnostic Products Corp.                              175
   29,200     Guidant Corp. *                                      1,234
                                                                 -------
                                                                   1,409
                                                                 -------

              HEALTH CARE FACILITIES (0.6%)
   32,200     HCA, Inc.                                            1,063
   42,400     Triad Hospitals, Inc. *                              1,097
                                                                 -------
                                                                   2,160
                                                                 -------

              HEALTH CARE SERVICES (0.3%)
   17,200     Quest Diagnostics, Inc. *                            1,090
                                                                 -------

              HEALTH CARE SUPPLIES (0.3%)
   37,700     Edwards Lifesciences Corp. *                         1,143
                                                                 -------

              HOME FURNISHINGS (0.1%)
    8,100     Mohawk Industries, Inc. *                              467
                                                                 -------

              HOME IMPROVEMENT RETAIL (0.8%)
   91,300     Home Depot, Inc.                                     2,966
                                                                 -------

              HOMEBUILDING (0.3%)
   35,600     D.R. Horton, Inc.                                      936
                                                                 -------

              HOUSEHOLD PRODUCTS (0.7%)
   27,400     Procter & Gamble Co.                                 2,516
                                                                 -------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              HYPER MARKETS & SUPER CENTERS (1.0%)
   67,300     Wal-Mart Stores, Inc.                              $ 3,541
                                                                 -------

              INDUSTRIAL CONGLOMERATES (2.1%)
   10,500     3M Co.                                               1,328
  205,400     General Electric Co.                                 5,895
                                                                 -------
                                                                   7,223
                                                                 -------

              INDUSTRIAL MACHINERY (0.5%)
   28,100     ITT Industries, Inc.                                 1,761
                                                                 -------

              INSURANCE BROKERS (0.9%)
   25,300     Arthur J. Gallagher & Co.                              690
   47,600     Marsh & McLennan Companies, Inc.                     2,386
                                                                 -------
                                                                   3,076
                                                                 -------

              INTEGRATED OIL & GAS (2.4%)
   41,512     ChevronTexaco Corp.                                  2,945
  154,100     Exxon Mobil Corp.                                    5,609
                                                                 -------
                                                                   8,554
                                                                 -------

              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
  151,600     SBC Communications, Inc.                             3,860
                                                                 -------

              INVESTMENT BANKING & BROKERAGE (1.0%)
   76,700     Merrill Lynch & Co., Inc.                            3,321
                                                                 -------

              IT CONSULTING & OTHER SERVICES (0.6%)
  113,800     Accenture Ltd. "A" *                                 1,994
                                                                 -------

              LEISURE PRODUCTS (0.1%)
    7,100     Polaris Industries, Inc.                               427
                                                                 -------

              MANAGED HEALTH CARE (0.4%)
    4,800     Anthem, Inc. *                                         352
   26,000     Caremark Rx, Inc. *                                    587
   12,000     Oxford Health Plans, Inc. *                            445
                                                                 -------
                                                                   1,384
                                                                 -------

              METAL & GLASS CONTAINERS (0.3%)
   57,700     Pactiv Corp. *                                       1,128
                                                                 -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (1.2%)
  273,900     AOL Time Warner, Inc. *                            $ 4,169
                                                                 -------

              MULTI-LINE INSURANCE (1.5%)
   93,500     American International Group, Inc.                   5,412
                                                                 -------

              OIL & GAS DRILLING (0.1%)
   11,200     GlobalSantaFe Corp.                                    279
                                                                 -------

              OIL & GAS EQUIPMENT & SERVICES (0.6%)
   44,600     Schlumberger Ltd.                                    2,168
                                                                 -------

              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   80,100     Chesapeake Energy Corp.                                818
   42,900     EOG Resources, Inc.                                  1,849
   49,300     Swift Energy Co. *                                     584
                                                                 -------
                                                                   3,251
                                                                 -------

              OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
  165,539     Citigroup, Inc.                                      6,790
   38,800     E-Trade Group, Inc. *                                  297
                                                                 -------
                                                                   7,087
                                                                 -------

              PACKAGED FOODS & MEAT (0.5%)
   40,900     General Mills, Inc.                                  1,913
                                                                 -------

              PAPER PACKAGING (0.2%)
   55,700     Smurfit-Stone Container Corp. *                        825
                                                                 -------

              PAPER PRODUCTS (0.5%)
   44,600     International Paper Co.                              1,636
                                                                 -------

              PERSONAL PRODUCTS (0.8%)
   81,800     Gillette Co.                                         2,749
                                                                 -------

              PHARMACEUTICALS (6.3%)
   89,800     Abbott Laboratories                                  4,001
   51,500     Eli Lilly & Co.                                      3,078

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
   53,700     King Pharmaceuticals, Inc. *                      $    769
  233,700     Pfizer, Inc.                                         7,249
  128,900     Schering-Plough Corp.                                2,378
   18,331     Watson Pharmaceuticals, Inc. *                         679
   92,300     Wyeth                                                4,047
                                                                --------
                                                                  22,201
                                                                --------

              PROPERTY & CASUALTY INSURANCE (1.2%)
   13,200     Ambac Financial Group, Inc.                            880
   41,500     St. Paul Companies, Inc.                             1,518
  108,700     Travelers Property Casualty Corp. "B"                1,758
                                                                --------
                                                                   4,156
                                                                --------

              PUBLISHING (0.5%)
   22,800     Gannett Co., Inc.                                    1,801
                                                                --------
              REGIONAL BANKS (0.8%)
   16,400     Bank Hawaii Corp.                                      573
   38,700     Banknorth Group, Inc.                                  991
   32,300     UnionBanCal Corp.                                    1,365
                                                                --------
                                                                   2,929
                                                                --------

              RESTAURANTS (1.0%)
   51,200     Brinker International, Inc. *                        1,783
   25,800     Darden Restaurants, Inc.                               511
   72,200     McDonald's Corp.                                     1,353
                                                                --------
                                                                   3,647
                                                                --------

              SEMICONDUCTOR EQUIPMENT (0.6%)
   67,600     Applied Materials, Inc. *                            1,052
   16,100     Cabot Microelectronics Corp. *                         744
    9,400     Novellus Systems, Inc. *                               326
                                                                --------
                                                                   2,122
                                                                --------

              SEMICONDUCTORS (2.0%)
        1     Agere Systems, Inc. "B" *                                -
   23,300     Analog Devices, Inc. *                                 898
   49,900     Fairchild Semiconductor International, Inc. "A" *      698
   20,100     Integrated Circuit Systems, Inc. *                     524
  168,800     Intel Corp.                                          3,518
   49,000     International Rectifier Corp. *                      1,283
   22,000     Lattice Semiconductor Corp. *                          200
                                                                --------
                                                                   7,121
                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              SOFT DRINKS (2.1%)
   71,300     Coca-Cola Co.                                    $   3,249
   62,800     Coca-Cola Enterprises, Inc.                          1,177
   64,000     PepsiCo, Inc.                                        2,829
                                                               ---------
                                                                   7,255
                                                               ---------

              SPECIALTY CHEMICALS (0.0%)(h)
    6,300     Cambrex Corp.                                          134
                                                               ---------

              SPECIALTY STORES (0.6%)
   12,700     Linens `n Things, Inc. *                               292
   27,400     Michaels Stores, Inc. *                              1,031
   27,300     O'Reilly Automotive, Inc. *                            833
                                                               ---------
                                                                   2,156
                                                               ---------

              SYSTEMS SOFTWARE (2.4%)
  322,500     Microsoft Corp.                                      7,937
   12,800     VERITAS Software Corp. *                               355
                                                               ---------
                                                                   8,292
                                                               ---------

              TECHNOLOGY DISTRIBUTORS (0.3%)
   29,300     Comverse Technology, Inc. *                            446
   43,200     Tekelec, Inc. *                                        618
                                                               ---------
                                                                   1,064
                                                               ---------

              THRIFTS & MORTGAGE FINANCE (0.3%)
   57,300     Sovereign Bancorp, Inc.                                935
                                                               ---------

              TOBACCO (0.2%)
   13,500     Altria Group, Inc.                                     558
                                                               ---------
              Total Stocks (cost: $203,960)                      211,754
                                                               ---------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                      COUPON                          VALUE
    (000)     SECURITY                                           RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
              BONDS (33.9%)

              CORPORATE OBLIGATIONS (12.9%)

              AEROSPACE & DEFENSE (0.6%)
   $1,000     Boeing Capital Corp.                               5.40%     11/30/2009        $ 1,064
    1,000     Bombardier, Inc.(a)                                6.75       5/01/2012            935
                                                                                             -------
                                                                                               1,999
                                                                                             -------

              BROADCASTING & CABLE TV (0.6%)
    1,000     Comcast Cable Communications, Inc.                 6.88       6/15/2009          1,158
    1,000     Cox Communications, Inc.                           4.63       6/01/2013          1,002
                                                                                             -------
                                                                                               2,160
                                                                                             -------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    1,000     John Deere Capital Corp.                           1.59       8/20/2003          1,000
                                                                                             -------

              CONSUMER FINANCE (1.6%)
    1,000     Ford Motor Credit Co.                              7.60       8/01/2005          1,062
    2,000     Household Finance Corp.                            6.38      10/15/2011          2,283
    2,000     SLM Corp.                                          5.38       1/15/2013          2,193
                                                                                             -------
                                                                                               5,538
                                                                                             -------

              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000     Fiserv, Inc.(a)                                    4.00       4/15/2008          1,038
                                                                                             -------

              DIVERSIFIED METALS & MINING (0.7%)
    2,000     Brascan Corp.                                      8.13      12/15/2008          2,394
                                                                                             -------

              ELECTRIC UTILITIES (2.7%)
    2,000     El Paso Electric Co.(b)                            9.40       5/01/2011          2,331
    2,000     Empire District Electric Co.                       7.70      11/15/2004          2,183
    1,000     Entergy Mississippi, Inc.                          5.15       2/01/2013          1,049
    1,000     Pepco Holdings, Inc.                               4.00       5/15/2010          1,009
    2,000     Pinnacle One Partners, L.P.(a)                     8.83       8/15/2004          2,080
      800     Teco Energy, Inc.                                 10.50      12/01/2007            914
                                                                                             -------
                                                                                               9,566
                                                                                             -------

              ENVIRONMENTAL SERVICES (0.7%)
    1,000     Waste Management, Inc.                             6.50      11/15/2008          1,151
    1,000     Waste Management, Inc.                             7.38       8/01/2010          1,200
                                                                                             -------
                                                                                               2,351
                                                                                             -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                      COUPON                          VALUE
    (000)     SECURITY                                           RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
              GAS UTILITIES (1.2%)
   $1,000     Enbridge Energy Partners LP(a)                     4.75%      6/01/2013       $  1,005
    1,000     Peoples Energy Corp.                               6.90       1/15/2011          1,145
    2,000     Texas Gas Transmission, LLC(a)                     4.60       6/01/2015          2,023
                                                                                            --------
                                                                                               4,173
                                                                                            --------

              INDUSTRIAL CONGLOMERATES (0.3%)
    1,000     Hutchison Whampoa International(a)                 6.50       2/13/2013          1,071
                                                                                            --------

              INTEGRATED OIL & GAS (0.3%)
    1,000     Occidental Petroleum Corp.                         5.88       1/15/2007          1,110
                                                                                            --------

              INVESTMENT BANKING & BROKERAGE (1.7%)
    2,050     First Union Corp.(b)                               6.82       8/01/2026          2,612
    1,000     Imperial Bancorp                                   8.50       4/01/2009          1,183
    1,000     Nordea Bank Sweden AB(a)                           5.25      11/30/2012          1,091
    1,000     Union Planters Bank, N.A.(b)                       6.50       3/15/2008          1,124
                                                                                            --------
                                                                                               6,010
                                                                                            --------

              METAL & GLASS CONTAINERS (0.3%)
    1,000     Pactiv Corp.                                       7.20      12/15/2005          1,103
                                                                                            --------

              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,000     Devon Financing Corp., ULC                         6.88       9/30/2011          1,187
                                                                                            --------

              PACKAGED FOODS & MEAT (0.3%)
    1,000     Tyson Foods, Inc.                                  8.25      10/01/2011          1,162
                                                                                            --------

              REAL ESTATE INVESTMENT TRUSTS (1.0%)
    1,000     Nationwide Health Properties, Inc.                 7.60       5/10/2007          1,105
    2,000     Pan Pacific Retail Properties, Inc.                7.95       4/15/2011          2,417
                                                                                            --------
                                                                                               3,522
                                                                                            --------
              Total corporate obligations (cost: $40,948)                                     45,384
                                                                                            --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                      COUPON                          VALUE
    (000)     SECURITY                                           RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
              ASSET-BACKED & MORTGAGE-BACKED SECURITIES (3.5%)

   $1,000     Capital One Bank(g)                                4.32%      4/15/2009       $    995
    4,000     Consumers Funding, LLC                             5.43       4/20/2015          4,491
    1,000     Credit Suisse First Boston Mortgage Capital, LLC   7.17       1/17/2012          1,116
    1,000     Detroit Edison Securitization Funding, LLC         6.42       3/01/2015          1,195
    2,000     First Auto Receivables Group Trust(a)              1.32       5/15/2004          2,002
    2,559     Norwest Asset Security Corp.                       6.75       9/25/2028          2,573
                                                                                            --------
              Total asset-backed & mortgage-backed
               securities (cost: $11,503)                                                     12,372
                                                                                            --------

              U.S. GOVERNMENT & AGENCY ISSUES (17.2%)

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION NOTES (4.1%)
    4,939     I, Pool# 603868                                    5.50       1/15/2033          5,171
    1,000     Series 1999-14 VD                                  6.00       3/20/2014          1,082
    1,631     Series 1999-11 VC                                  6.50       5/20/2014          1,701
    2,000     Series 2001-49 VB                                  7.00      11/16/2016          2,155
    2,870     II, Pool# 781494                                   6.50       8/20/2031          2,996
    1,379     I, Pool# 587184                                    7.00       4/15/2032          1,453
                                                                                            --------
                                                                                              14,558
                                                                                            --------

              FANNIE MAE NOTES (4.4%)
    2,000     Subordinate Note                                   5.25       8/01/2012          2,205
    5,000     Benchmark Note                                     5.38      11/15/2011          5,697
    2,000     Series 1999-25 VB                                  6.00       4/25/2016          2,075
    2,000     Series 2001-20 VB                                  6.00       9/25/2017          2,122
    1,000     Series 2001-25 D                                   6.00       2/25/2014          1,059
    2,000     Series 2001-29 VB                                  6.50       8/25/2016          2,137
                                                                                            --------
                                                                                              15,295
                                                                                            --------

              FREDDIE MAC NOTES (6.6%)
    1,765     Series 2369 VG                                     6.50      11/15/2011          1,789
    3,000     Pool# C79394                                       5.50       4/01/2033          3,111
    4,000     Series 2389 VH                                     6.00      12/01/2031          4,195
    1,831     Series 2412 VA                                     6.50      11/15/2012          1,875
    2,748     Series 2413 VA                                     6.50      11/15/2012          2,843
    4,000     Series 2427 VL                                     6.50      11/15/2017          4,232
    2,779     Series 2435 VG                                     6.00       2/15/2013          2,976
    2,000     Series 2445 VD                                     6.50       4/15/2018          2,115
                                                                                            --------
                                                                                              23,136
                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                     COUPON                          VALUE
     (000)    SECURITY                                           RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
              U.S. TREASURY INFLATION-INDEXED NOTE (2.1%)(d)
$    6,349    U.S. Treasury Inflation-Indexed Note               3.50%      1/15/2011       $  7,236
                                                                                            --------
              Total U.S. government & agency issues
                (cost: $56,581)                                                               60,225
                                                                                            --------

             MUNICIPAL BOND (0.3%)

             ELECTRIC UTILITIES (0.3%)
     1,000   Ohio Edison Co., Water Development
               Authority(b) (cost: $1,000)                       2.25       6/01/2033          1,000
                                                                                            --------
             Total bonds (cost: $110,032)                                                    118,981
                                                                                            --------
    NUMBER
 OF SHARES
 ---------
              MONEY MARKET INSTRUMENTS (6.7%)

              MONEY MARKET FUNDS (1.7%)
   385,614    AIM Short-Term Investment Co.
                Liquid Assets Portfolio(f)                       1.25(e)            -            386
   477,481    Merrill Lynch Premier Institutional Fund(f)        1.23(e)            -            477
     6,443    SSgA Money Market Fund                             0.90(e)            -              6
 4,991,678    SSgA Prime Money Market Fund                       1.09(e)            -          4,992
                                                                                            --------
              Total money market funds (cost: $5,861)                                          5,861
                                                                                            --------
 PRINCIPAL
    AMOUNT
     (000)
 ---------
              OTHER (5.0%)
$    1,985    145 Associates Ltd. (LOC)(c)                       2.32      10/01/2020          1,985
     5,547    Gotham Funding Corp. CP(a)                         1.37       6/02/2003          5,547
     5,000    Lockhart Funding LLC CP(a)                         1.32       6/02/2003          5,000
     4,999    UBS Finance, Inc. CP                               1.35       6/02/2003          4,999
                                                                                            --------
              Total other (cost: $17,531)                                                     17,531
                                                                                            --------
              Total money market instruments (cost: $23,392)                                  23,392
                                                                                            --------

              TOTAL INVESTMENTS (COST: $337,384)                                            $354,127
                                                                                            ========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          CP    Commercial Paper

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

          (LOC) Enhanced by a bank letter of credit

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) RESTRICTED SECURITY - not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Trustees.

          (b) PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          (c) VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

          (d) TREASURY INFLATION-PROTECTED SECURITIES - trade at the prevailing real, or after inflation, interest rates. The principal value adjusts periodically to the rate of inflation. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          (e) Rate represents the money market fund annualized seven-day yield at May 31, 2003.

          (f) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (g) At May 31, 2003, the cost of securities purchased on a when-issued basis was $993,000.

          (h) Represents less than 0.1% of net assets.

          *   Non-income-producing security for the year ended May 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

ASSETS

   Investments in securities, at market value (including securities on
      loan of $842) (identified cost of $337,384)                         $354,127
   Cash                                                                        145
   Receivables:
      Capital shares sold                                                      619
      Dividends and interest                                                 1,273
      Securities sold                                                        3,761
      USAA Investment Management Company                                       500
                                                                          --------
           Total assets                                                    360,425
                                                                          --------

LIABILITIES

   Payable upon return of securities loaned                                    864
   Securities purchased (when-issued of $993)                                8,167
   Capital shares redeemed                                                     163
   USAA Investment Management Company                                          225
   USAA Transfer Agency Company                                                 95
   Accounts payable and accrued expenses                                        69
                                                                          --------
           Total liabilities                                                 9,583
                                                                          --------
              Net assets applicable to capital shares outstanding         $350,842
                                                                          ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                        $361,705
   Accumulated undistributed net investment income                           1,253
   Accumulated net realized loss on investments                            (28,859)
   Net unrealized appreciation of investments                               16,743
                                                                          --------
           Net assets applicable to capital shares outstanding            $350,842
                                                                          ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                          26,288
                                                                          ========
   Net asset value, redemption price, and offering price per share        $  13.35
                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $1)            $   2,655
      Interest                                                       7,109
      Fees from securities loaned                                        9
                                                                 ---------
          Total income                                               9,773
                                                                 ---------
   Expenses:
      Management fees                                                2,389
      Administrative and servicing fees                                460
      Transfer agent's fees                                          1,121
      Custodian's fees                                                 153
      Postage                                                          101
      Shareholder reporting fees                                       164
      Trustees' fees                                                     7
      Registration fees                                                 39
      Professional fees                                                 62
      Other                                                              4
                                                                 ---------
          Total expenses                                             4,500
      Expenses reimbursed                                           (1,432)
      Expenses paid indirectly                                         (20)
                                                                 ---------
          Net expenses                                               3,048
                                                                 ---------
               Net investment income                                 6,725
                                                                 ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                                (27,490)
   Change in net unrealized appreciation/depreciation               13,186
                                                                 ---------
               Net realized and unrealized loss                    (14,304)
                                                                 ---------
Decrease in net assets resulting from operations                 $  (7,579)
                                                                 =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
YEARS ENDED MAY 31,

                                                                2003          2002
                                                            ----------------------
FROM OPERATIONS

      Net investment income                                 $  6,725      $  5,685
      Net realized gain (loss) on investments                (27,490)        5,191
      Change in net unrealized appreciation/depreciation
         of investments                                       13,186       (10,390)
                                                            ----------------------
             Increase (decrease) in net assets resulting
                from operations                               (7,579)          486
                                                            ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

      Net investment income                                   (7,028)       (5,188)
                                                            ----------------------
      Net realized gains                                      (3,389)      (10,073)
                                                            ----------------------

FROM CAPITAL SHARE TRANSACTIONS

      Proceeds from shares sold                               96,568       175,556
      Shares issued for dividends reinvested                  10,283        15,089
      Cost of shares redeemed                                (65,576)      (33,284)
                                                            ----------------------
         Increase in net assets from
             capital share transactions                       41,275       157,361
                                                            ----------------------
Net increase in net assets                                    23,279       142,586

NET ASSETS

      Beginning of period                                    327,563       184,977
                                                            ----------------------
      End of period                                         $350,842      $327,563
                                                            ======================
Accumulated undistributed net investment income:
      End of period                                         $  1,253      $  1,399
                                                            ======================

CHANGE IN SHARES OUTSTANDING

      Shares sold                                              7,605        12,182
      Shares issued for dividends reinvested                     813         1,069
      Shares redeemed                                         (5,197)       (2,314)
                                                            ----------------------
         Increase in shares outstanding                        3,221        10,937
                                                            ======================

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Balanced Strategy Fund (the
        Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

          A. SECURITY VALUATION - The value of each security is determined
             (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

             2. Over-the-counter equity securities are generally priced using the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

             3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

             4. Other debt and government securities are valued each
                business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

                readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, and if applicable, in consultation with the Fund's investment subadviser, under valuation procedures approved by the Trust's Board of Trustees.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

          D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

             1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

             2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

             Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

             Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S.
             dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

          E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $20,000.

          F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

             a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2003, net outstanding when-issued commitments for the Fund were $993,000.

          G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

        The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

        Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

        The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

        The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

        During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $2,000, increase accumulated undistributed net investment income by $157,000, and increase accumulated net realized loss on investments by $155,000. This reclassification has no effect on net assets.

        The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:


                                                         2003            2002
                                                  ---------------------------
        Ordinary income*                          $10,417,000      $7,124,000
        Long-term realized capital gains          $         -      $8,137,000

        * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

38

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

        For the fiscal year ended May 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

        As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

        Undistributed ordinary income                           $   1,253,000

        Accumulated capital and other losses                      (28,399,000)

        Unrealized appreciation                                    16,283,000

        Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $28,399,000 for federal income tax purposes, which if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

        Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $356,993,000 and $334,691,000, respectively.

        The cost of securities at May 31, 2003, for federal income tax purposes, was $337,844,000.

        Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $23,263,000

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

        and $6,980,000, respectively, resulting in net unrealized appreciation of $16,283,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

        The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2003, the Fund loaned securities having a fair market value of approximately $842,000 and received cash collateral of $864,000 for the loans. Of this amount, $863,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper

40

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

             Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

             The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

             The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

             For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,389,000, which included a performance adjustment of $89,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

          B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

          C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $460,000.

          D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended May 31, 2003, the Fund incurred reimbursable expenses of $1,432,000.

          E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
             USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,121,000.

          F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

42

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

        During the year ended May 31, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred. In most cases, the transactions involved multiple USAA funds as purchasers or sellers.

                                                                                      NET REALIZED
                                                                         COST TO       GAIN (LOSS)
         SELLER                             PURCHASER                   PURCHASER       TO SELLER
--------------------------------------------------------------------------------------------------
USAA Balanced Strategy Fund             Multiple USAA funds            $12,169,000      (645,000)

USAA Balanced Strategy Fund             USAA Life Income Fund            1,060,000       107,000

Multiple USAA funds                     USAA Balanced Strategy Fund     18,535,000       849,000

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------
                                                      2003           2002              2001           2000        1999
                                                ----------------------------------------------------------------------
Net asset value at beginning of period          $    14.20     $    15.25        $    15.26     $    14.02   $   13.46
                                                ----------------------------------------------------------------------
Income (loss) from investment operations:
      Net investment income                            .28            .35(a,c)          .33            .27         .25
      Net realized and unrealized gain (loss)         (.70)          (.40)(a,c)         .77           1.22         .74
                                                ----------------------------------------------------------------------
Total from investment operations                      (.42)          (.05)(a)          1.10           1.49         .99
                                                ----------------------------------------------------------------------
Less distributions:
      From net investment income                      (.29)          (.34)             (.32)          (.25)       (.27)
      From realized capital gains                     (.14)          (.66)             (.79)             -        (.16)
                                                ----------------------------------------------------------------------
Total distributions                                   (.43)         (1.00)            (1.11)          (.25)       (.43)
                                                ----------------------------------------------------------------------
Net asset value at end of period                $    13.35     $    14.20        $    15.25     $    15.26   $   14.02
                                                ======================================================================
Total return (%)*                                    (2.71)          (.06)             7.37          10.65        7.63
Net assets at end of period (000)               $  350,842     $  327,563        $  184,977     $  148,153   $  95,755
Ratio of expenses to average net assets (%)**         1.00(d)        1.02(b,d)         1.23(d)        1.25        1.25
Ratio of expenses to average net assets,
      excluding reimbursements (%)**                  1.47(d)        1.35(d)            N/A           1.26        1.31
Ratio of net investment income to average
      net assets (%)**                                2.19           2.41 (c)          2.30           1.92        1.88
Portfolio turnover (%)                              113.80          42.34             80.60          87.11       63.39

 *  Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
**  For the year ended May 31, 2003, average net assets were $306,931,000.
(a) Calculated using average shares.
(b) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no effect on these amounts.
(d) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                      (.01%)            -                 -            N/A         N/A

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2003

(10) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

        On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on September 1, 1995. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg
          Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS(2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS(2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN(3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D.(3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          MICHAEL F. REIMHERR(3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D.(3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER(2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
              INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2) MEMBER OF EXECUTIVE COMMITTEE

          (3) MEMBER OF AUDIT COMMITTEE

          (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
          Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

            TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

      ADMINISTRATOR,          USAA Investment Management Company
 INVESTMENT ADVISER,          P.O. Box 659453
        UNDERWRITER,          San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT          USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN          State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

INDEPENDENT AUDITORS          Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

           TELEPHONE          Call toll free - Central time
    ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL          1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT          For account servicing, exchanges,
        MUTUAL FUNDS          or redemptions
                              1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL          24-hour service (from any phone)
   FUND PRICE QUOTES          1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND          (from touch-tone phones only)
   USAA TOUCHLINE(R)          For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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26889-0703                                   (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.